                                  OppenheimerFunds, Inc.
                                Two World Financial Center
                              225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

November 16, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Tremont Market Neutral Fund, LLC
                Registration No. 005-78996
                EDGAR Filing of Final Amendment to Schedule TO-I

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made of an amended Issuer Tender
Offer Statement on Schedule TO, subject to Rule 13e-4 of the Securities Exchange
Act of 1934, on behalf of  Oppenheimer  Tremont  Market  Neutral Fund,  LLC (the
"Fund") in connection  with an offer by the Fund to purchase  $13,003,780.52  of interests  in the Fund on the terms and subject to the  conditions  set forth in the  Repurchase  Offer Notice and Cover Letter to Repurchase  Offer,  originally filed on July 31, 2006.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                             Sincerely,

                                             /s/ Lisa I. Bloomberg
                                             -----------------------------------
                                             Lisa I. Bloomberg
                                             Vice President & Associate Counsel
                                             Phone: 212. 323.0560
                                             Fax: 212. 323.4071
                                             lbloomberg@oppenheimerfunds.com

Attachment

cc:    Mayer, Brown, Rowe & Maw, LLP
       KPMG LLP
       Nancy Vann, Esq.